ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	$ 5,011	$ 7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
Accounts payable and accrued liabilities (note 10)	$ 21,216	$ 12,584